Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Premises and Equipment, Schedule of Useful Life [Table Text Block]

Years
Buildings and improvements	10 - 40
Furniture and equipment	3 - 10

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

As of December 31, 2013, the estimated future amortization expense for the core deposit intangible was:

2014	$121,000
2015	104,000
2016	88,000
2017	72,000
2018	56,000
2019	39,000
2020	23,000
2021	7,000
$510,000